Investment Risks	May 29, 2026
Tuttle Capital Concentrated Memory Stack ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The Fund’s investments are subject to changes in general economic conditions, overall market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and the prices of securities may decline due to factors affecting securities markets generally or particular industries represented in the markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, social unrest, natural disasters or other events could have a significant negative impact on the Fund and its investments
Tuttle Capital Concentrated Memory Stack ETF | ETF Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Investing Risk. The Fund may invest in other ETFs and, to the extent that it does, the Fund will be subject to the risks associated with those ETFs and the securities held by those ETFs. These risks include investment risk related to the underlying portfolio holdings, as well as structural risks of ETFs, such as market price fluctuations, trading at prices above or below net asset value, limited secondary market liquidity, and potential trading halts. Investments in ETFs also involve the layering of expenses, as shareholders of the Fund will indirectly bear a portion of the operating expenses of any ETF in which the Fund in addition to the Fund's own expenses. The performance of the Fund may be adversely affected by the performance of the Underlying ETF and its portfolio investments.

Tuttle Capital Concentrated Memory Stack ETF | Semiconductor And Technology Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor and Technology Industry Risk. Memory Stack Companies are generally in the semiconductor and/or technology industries, which are subject to rapid technological change, product obsolescence, short product cycles, pricing pressure, high research and development costs and significant capital expenditures. These companies face intense competition and may be highly dependent on intellectual property, supply chain stability and manufacturing capacity. Semiconductor companies may be particularly sensitive to supply and demand imbalances, inventory corrections, capacity expansions and contractions, and changes in end-market demand. The performance of companies in this industry may be highly volatile.

Tuttle Capital Concentrated Memory Stack ETF | Memory Semiconductor Risk (DRAM/NAND/HBM) Member
Prospectus [Line Items]
Risk [Text Block]
Memory Semiconductor Risk (DRAM/NAND/HBM). Companies exposed to memory semiconductors, including DRAM, NAND and high-bandwidth memory (“HBM”), are often affected by cyclical pricing, rapid shifts in supply and demand conditions and customer concentration. Periods of oversupply may result in significant pricing declines and margin compression. Growth in HBM and other advanced memory technologies may depend on adoption of specific compute architectures, packaging technologies and the pace of artificial intelligence infrastructure deployment. If demand for AI-driven computing or related technologies slows or fails to meet expectations, companies exposed to HBM and related memory products may be adversely affected.

Tuttle Capital Concentrated Memory Stack ETF | Advanced Packaging And OSAT Risk Member
Prospectus [Line Items]
Risk [Text Block]
Advanced Packaging and OSAT Risk. Companies involved in advanced semiconductor packaging, outsourced semiconductor assembly and test (“OSAT”), substrates, interconnect technologies and related equipment may be affected by technological transitions, qualification cycles, customer concentration and capital spending patterns of semiconductor manufacturers and foundries. Demand for advanced packaging solutions may fluctuate based on product cycles and end-market demand, and such companies may face execution risks associated with scaling new packaging technologies.

Tuttle Capital Concentrated Memory Stack ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund focuses on a relatively narrow theme within the semiconductor ecosystem. As a result, the Fund may be more volatile than funds with more diversified portfolios and may be adversely affected by developments impacting Memory Stack Companies or the semiconductor industry generally. The Fund’s performance may be closely tied to trends affecting memory semiconductor markets and related technologies.

Tuttle Capital Concentrated Memory Stack ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. The Fund is actively managed and does not seek to track an index. The Fund’s performance depends on the Adviser’s ability to identify and select investments that achieve the Fund’s investment objective. The Adviser’s judgments about the attractiveness, value and potential appreciation of Memory Stack Companies may prove to be incorrect.

Tuttle Capital Concentrated Memory Stack ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The Fund invests primarily in equity securities, which are subject to market risks that may cause their prices to fluctuate over time. The value of equity securities may decline due to general market conditions, economic trends or factors affecting specific issuers or industries. Equity markets historically have experienced periods of significant volatility.

Tuttle Capital Concentrated Memory Stack ETF | Micro-, Small- And Mid-Capitalization Company Risk Member
Prospectus [Line Items]
Risk [Text Block]
Micro-, Small- and Mid-Capitalization Company Risk. The Fund may invest in companies of any market capitalization, including micro-, small- and mid-capitalization companies. These companies may be more volatile, less liquid and more susceptible to adverse developments than larger companies. They may have more limited product lines, operating histories and financial resources.

Tuttle Capital Concentrated Memory Stack ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk. The Fund may invest in securities of non-U.S. issuers. Investments in foreign securities involve risks not typically associated with U.S. securities, including differences in accounting standards, less publicly available information, less liquidity, political instability, economic uncertainty, and potential government intervention. Foreign markets may be more volatile than U.S. markets.

Tuttle Capital Concentrated Memory Stack ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. To the extent the Fund invests in emerging markets, such investments involve additional risks, including less developed legal and regulatory systems, greater market volatility, lower trading volumes and greater political and economic instability.

Tuttle Capital Concentrated Memory Stack ETF | Depositary Receipts Risk Member
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk. Depositary receipts, including ADRs and GDRs, are subject to many of the risks associated with investing directly in foreign securities, including political and currency risks. Depositary receipts may not track the price of the underlying foreign securities perfectly.

Tuttle Capital Concentrated Memory Stack ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. The Fund may use derivatives, including total return swaps, options and other instruments, to obtain exposure to Memory Stack Investments or to equitize cash positions. Equitizing cash positions refers to the practice of obtaining equity market exposure through derivatives (such as index futures or total return swaps) on the cash balances that the Fund holds for collateral, liquidity management, or pending investment and is intended to allow the Fund’s cash holdings to generate returns approximating those of the Fund’s targeted equity exposure rather than only earning short-term interest rates. Derivatives are financial instruments that derive their value from an underlying reference asset. Investing in derivatives may expose the Fund to risks in addition to, and greater than, those associated with directly investing in securities, including market risk, leverage risk, imperfect correlation, counterparty risk, liquidity risk, valuation risk and legal or regulatory risk. Because derivatives may require only a limited initial investment relative to their economic exposure, losses may exceed the amount initially invested. The use of derivatives may increase the volatility of the Fund’s returns.

Tuttle Capital Concentrated Memory Stack ETF | Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swap Agreements Risk. The Fund expects to use swap agreements to achieve its investment objective. Swap agreements are generally entered into with financial institutions for a specified period and are typically traded over-the-counter. The Fund bears the risk that a counterparty to a swap agreement may default or fail to perform its obligations. Over-the-counter swaps may be less liquid than exchange-traded instruments and may be more difficult to value. Changes in interest rates and other market conditions may increase the costs associated with swap agreements and reduce the Fund’s returns.

Tuttle Capital Concentrated Memory Stack ETF | Cash Transaction Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may not be tax efficient and may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

Tuttle Capital Concentrated Memory Stack ETF | ETF Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Trading Risk. Shares of the Fund are listed for trading on an exchange and may be bought and sold in the secondary market at market prices. The market price of Shares may be above (premium) or below (discount) the Fund’s net asset value (“NAV”). There can be no guarantee that an active trading market for Shares will develop or be maintained, or that the Shares will trade with any volume, or at all.

Tuttle Capital Concentrated Memory Stack ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tuttle Capital Concentrated Memory Stack ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

Tuttle Capital Concentrated Memory Stack ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Tuttle Capital Concentrated Memory Stack ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital Concentrated Memory Stack ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Tuttle Capital Concentrated Memory Stack ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital Concentrated Memory Stack ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
Tuttle Capital Concentrated Memory Stack ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
Tuttle Capital Concentrated Memory Stack ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital Concentrated Memory Stack ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
Tuttle Capital Concentrated Memory Stack ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.

Tuttle Capital Memory Stack Income Blast ETF | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
Tuttle Capital Memory Stack Income Blast ETF | ETF Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Investing Risk. The Fund may invest in other ETFs and, to the extent that it does, the Fund will be subject to the risks associated with those ETFs and the securities held by those ETFs. These risks include investment risk related to the underlying portfolio holdings, as well as structural risks of ETFs, such as market price fluctuations, trading at prices above or below net asset value, limited secondary market liquidity, and potential trading halts. Investments in ETFs also involve the layering of expenses, as shareholders of the Fund will indirectly bear a portion of the operating expenses of any ETF in which the Fund in addition to the Fund's own expenses. The performance of the Fund may be adversely affected by the performance of the Underlying ETF and its portfolio investments.

Tuttle Capital Memory Stack Income Blast ETF | Semiconductor And Technology Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]
Semiconductor and Technology Industry Risk. Memory Stack Companies are generally in the semiconductor and/or technology industries, which are subject to rapid technological change, product obsolescence, short product cycles, pricing pressure, high research and development costs and significant capital expenditures. These companies face intense competition and may be highly dependent on intellectual property, supply chain stability and manufacturing capacity. Semiconductor companies may be particularly sensitive to supply and demand imbalances, inventory corrections, capacity expansions and contractions, and changes in end-market demand. The performance of companies in this industry may be highly volatile.

Tuttle Capital Memory Stack Income Blast ETF | Memory Semiconductor Risk (DRAM/NAND/HBM) Member
Prospectus [Line Items]
Risk [Text Block]
Memory Semiconductor Risk (DRAM/NAND/HBM). Companies exposed to memory semiconductors, including DRAM, NAND and high-bandwidth memory (“HBM”), are often affected by cyclical pricing, rapid shifts in supply and demand conditions and customer concentration. Periods of oversupply may result in significant pricing declines and margin compression. Growth in HBM and other advanced memory technologies may depend on adoption of specific compute architectures, packaging technologies and the pace of artificial intelligence infrastructure deployment. If demand for AI-driven computing or related technologies slows or fails to meet expectations, companies exposed to HBM and related memory products may be adversely affected.

Tuttle Capital Memory Stack Income Blast ETF | Advanced Packaging And OSAT Risk Member
Prospectus [Line Items]
Risk [Text Block]
Advanced Packaging and OSAT Risk. Companies involved in advanced semiconductor packaging, outsourced semiconductor assembly and test (“OSAT”), substrates, interconnect technologies and related equipment may be affected by technological transitions, qualification cycles, customer concentration and capital spending patterns of semiconductor manufacturers and foundries. Demand for advanced packaging solutions may fluctuate based on product cycles and end-market demand, and such companies may face execution risks associated with scaling new packaging technologies.

Tuttle Capital Memory Stack Income Blast ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk. The Fund focuses on a relatively narrow theme within the semiconductor ecosystem. As a result, the Fund may be more volatile than funds with more diversified portfolios and may be adversely affected by developments impacting Memory Stack Companies or the semiconductor industry generally. The Fund’s performance may be closely tied to trends affecting memory semiconductor markets and related technologies.

Tuttle Capital Memory Stack Income Blast ETF | Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.
Tuttle Capital Memory Stack Income Blast ETF | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Tuttle Capital Memory Stack Income Blast ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk. The Underlying ETF’s investments in emerging markets, such as Taiwan and South Korea, may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Tuttle Capital Memory Stack Income Blast ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Tuttle Capital Memory Stack Income Blast ETF | ETF Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Trading Risk. Shares of the Fund are listed for trading on an exchange and may be bought and sold in the secondary market at market prices. The market price of Shares may be above (premium) or below (discount) the Fund’s net asset value (“NAV”). There can be no guarantee that an active trading market for Shares will develop or be maintained, or that the Shares will trade with any volume, or at all.

Tuttle Capital Memory Stack Income Blast ETF | Cyber Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tuttle Capital Memory Stack Income Blast ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxes” in the Statement of Additional Information for more information.

Tuttle Capital Memory Stack Income Blast ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:

•Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

•Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Tuttle Capital Memory Stack Income Blast ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Limitation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Tuttle Capital Memory Stack Income Blast ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Tuttle Capital Memory Stack Income Blast ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Tuttle Capital Memory Stack Income Blast ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.
Tuttle Capital Memory Stack Income Blast ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.
Tuttle Capital Memory Stack Income Blast ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital Memory Stack Income Blast ETF | Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital Memory Stack Income Blast ETF | Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.
•Put Spread Strategy Risk. The Fund’s put spread strategy is not covered, and involvessubstantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.

Tuttle Capital Memory Stack Income Blast ETF | Options Risk, Put Spread Strategy Risk Member
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. The Fund’s put spread strategy is not covered, and involvessubstantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.
Tuttle Capital Memory Stack Income Blast ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Tuttle Capital Memory Stack Income Blast ETF | Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital Memory Stack Income Blast ETF | Non-U.S. Investments Risk Member
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investments Risk. The Fund may invest in securities of non-U.S. issuers or in derivatives that provide exposure to non-U.S. companies. Investments in non-U.S. securities involve risks that may not be present when investing in U.S. securities, including fluctuations in foreign currency exchange rates; differences in accounting, auditing and financial reporting standards; less publicly available information; more limited liquidity; greater market volatility; and political, economic or regulatory instability. Foreign markets may operate differently from U.S. markets, including with respect to trading hours, settlement practices and regulatory oversight, which may increase operational and liquidity risks. These risks may be heightened in emerging markets.

Tuttle Capital Memory Stack Income Blast ETF | Transaction Cost Risk Member
Prospectus [Line Items]
Risk [Text Block]
Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of turnover may result in higher taxes when Shares are held in a taxable account. These transaction costs, which are not reflected in annual fund operating expenses or in the example thereunder, may negatively affect the Fund’s performance.

Tuttle Capital Memory Stack Income Blast ETF | Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.
Tuttle Capital Memory Stack Income Blast ETF | Large Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Tuttle Capital Memory Stack Income Blast ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in the Fund.
Tuttle Capital Memory Stack Income Blast ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty and make the Fund more susceptible to risks associated with a single economic, political, or regulatory occurrence than a diversified fund.